1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
JAMES V. CATANO james.catano@dechert.com +1 202 261 3376 Direct +1 202 261 3333 Fax

November 3, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Harvest Volatility Edge Trust (the “Registrant”)

   File No. 811-23286

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is Pre-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) with respect to three of its series: Harvest Edge Absolute Fund; Harvest Edge Equity Fund; and Harvest Edge Bond Fund.

The filing is being made for the purpose of: (i) responding to comments of the staff of the Securities and Exchange Commission to the Registrant’s initial Registration Statement filed on September 1, 2017; (ii) filing certain of the required exhibits; and (iii) making other changes to the Registration Statement.

Certain items required to be contained in the Registration Statement, including certain exhibits thereto, will be completed and filed in a subsequent pre-effective amendment to the Registration Statement.

No fee is required in connection with this filing. Please contact me at (202) 261-3376 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ James V. Catano

James V. Catano

cc:         Curtis F. Brockelman, Jr., Harvest Volatility Edge Trust

      Julien Bourgeois, Dechert LLP